FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Raw Materials, Freight, Energy Risks and Emission Rights (Details) number in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 2,443	$ 407
Derivative notional amount	1,555	1,035
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets associated with raw materials, energy, freight and emission rights	$ 3,288	$ 618
Derivative liabilities associated with raw materials, energy, freight and emission rights	(374)	(304)
Level 2 | Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	2,825	378
Derivative assets associated with raw materials, energy, freight and emission rights	3,132	512
Derivative liabilities associated with raw materials, energy, freight and emission rights	(307)	(134)
Level 2 | Base Metals
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	27	7
Level 2 | Freight
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	5	0
Level 2 | Energy (oil, gas, electricity)
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	350	(36)
Level 2 | Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 2,443	$ 407